Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Legal reserve [member] MXN ($)	Retained earnings [member] MXN ($)	Effect of derivative financial instruments acquired for hedging purposes [member] MXN ($)	Unrealized gain (loss) on equity investment at fair value [member] MXN ($)	Re-measurements of defined benefit plans [member] MXN ($)	Cumulative translation adjustment [member] MXN ($)	Total equity attributable to equity holders of the parent [member] MXN ($)	Non- controlling interests [member] MXN ($)
Beginning balance at Dec. 31, 2016	$ 271,023,767		$ 96,337,514	$ 358,440	$ 157,356,860	$ (12,292)	$ (6,669,720)	$ (68,005,050)	$ 29,549,491	$ 208,915,243	$ 62,108,524
Net profit for the year	32,155,333				29,325,921					29,325,921	2,829,412
Effect of fair value of derivatives, net of deferred taxes	12,292					12,292				12,292
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	622,424						622,424			622,424
Remeasurement of defined benefit plan, net of deferred taxes	(7,046,089)							(7,075,606)		(7,075,606)	29,517
Effect of translation of foreign entities	(18,309,877)								(21,683,333)	(21,683,333)	3,373,456
Total comprehensive income (loss) for the year	7,434,083				29,325,921	12,292	622,424	(7,075,606)	(21,683,333)	1,201,698	6,232,385
Dividends declared	(21,663,578)				(19,815,470)					(19,815,470)	(1,848,108)
Stock dividend	4,904,082		1,264		4,902,818					4,904,082
Repurchase of shares	(1,040,956)		(270)		(1,040,686)					(1,040,956)
Other acquisitions of non-controlling interests	(23,881)				(285)					(285)	(23,596)
Ending balance (Effect of adoption of new accounting standards [member]) at Dec. 31, 2017	20,116,789				19,598,349					19,598,349	518,440
Ending balance (Restated balance [member]) at Dec. 31, 2017	280,750,306		96,338,508	358,440	190,327,507		(6,047,296)	(75,080,656)	7,866,158	213,762,661	66,987,645
Ending balance at Dec. 31, 2017	260,633,517		96,338,508	358,440	170,729,158		(6,047,296)	(75,080,656)	7,866,158	194,164,312	66,469,205
Net profit for the year	54,516,823				52,566,197					52,566,197	1,950,626
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	(3,765,688)						(3,765,688)			(3,765,688)
Remeasurement of defined benefit plan, net of deferred taxes	757,278							652,722		652,722	104,556
Effect of translation of foreign entities	(64,314,032)								(61,223,458)	(61,223,458)	(3,090,574)
Total comprehensive income (loss) for the year	(12,805,619)				52,566,197		(3,765,688)	652,722	(61,223,458)	(11,770,227)	(1,035,392)
Dividends declared	(22,984,982)				(21,134,520)					(21,134,520)	(1,850,462)
Hyperinflation adjustment	15,826,934				15,826,934					15,826,934
Repurchase of shares	(518,763)		(130)		(518,633)					(518,763)
Redemption of hybrid bond (Note 19)	(13,440,120)										(13,440,120)
Other acquisitions of non-controlling interests	(955,334)				(170,440)					(170,440)	(784,894)
Ending balance at Dec. 31, 2018	245,872,422		96,338,378	358,440	236,897,045		(9,812,984)	(74,427,934)	(53,357,300)	195,995,645	49,876,777
Net profit for the year	70,313,455				67,730,891					67,730,891	2,582,564
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	883,408	$ 47					883,408			883,408
Remeasurement of defined benefit plan, net of deferred taxes	(29,535,672)	(1,567)						(29,153,554)		(29,153,554)	(382,118)
Effect of translation of foreign entities	(35,536,252)								(34,010,066)	(34,010,066)	(1,526,186)
Total comprehensive income (loss) for the year	6,124,939	325			67,730,891		883,408	(29,153,554)	(34,010,066)	5,450,679	674,260
Dividends declared	(24,580,113)				(23,106,823)					(23,106,823)	(1,473,290)
Repurchase of shares	(427,328)		(116)		(427,212)					(427,328)
Redemption of hybrid bond (Note 19)	0	0
Other acquisitions of non-controlling interests	(83,055)				(2,214)					(2,214)	(80,841)
Ending balance at Dec. 31, 2019	$ 226,906,865	$ 12,042	$ 96,338,262	$ 358,440	$ 281,091,687	$ 0	$ (8,929,576)	$ (103,581,488)	$ (87,367,366)	$ 177,909,959	$ 48,996,906